OTHER INCOME AND EXPENSE - Other expense - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other income and expense [abstract]
Personnel expenses	$ (4,085,396)	$ (3,877,584)	$ (3,671,117)
Taxes and fees	(914,476)	(757,936)	(731,316)
Depreciation	(416,946)	(378,218)	(383,911)
Consultancy, audit and other fees	(661,645)	(569,276)	(460,978)
Affiliation contributions and transfers	(664,835)	(511,811)	(429,825)
Wealth tax			(101,988)
Leases (Rent)	(175,002)
Leases (Rent)		(476,590)	(431,507)
Maintenance and repairs	(458,522)	(378,433)	(392,271)
Insurance	(382,322)	(375,611)	(351,745)
Marketing	(351,104)	(327,539)	(314,657)
Depreciation right of use assets	(292,771)
Warehouse services	(277,574)	(270,223)	(277,849)
Amortization of intangible assets	(191,768)	(161,533)	(137,497)
Transportation services	(184,720)	(181,687)	(166,429)
Impairment losses other assets	(20,755)	(166,300)	(174,255)
Loss from sale of non-current assets held for sale	(4,392)	(5,200)	(6,957)
Outsourcing services expenses	(149,280)	(128,495)	(128,656)
Cleaning and security services	(137,721)	(126,822)	(131,451)
Supplies and stationary	(103,104)	(85,128)	(82,113)
Data processing	(83,542)	(81,426)	(73,872)
Adaptation and installation	(58,904)	(55,815)	(62,809)
Travel expenses	(58,663)	(52,584)	(48,193)
Other	(497,907)	(402,822)	(443,695)
Total	$ (10,171,349)	$ (9,371,033)	$ (9,003,091)